LEASES	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
LEASES
NOTE 10 - LEASES

a.	General

As of December 31, 2025, the Group had right of use assets related to leased buildings used as the Group’s used for operating activities. Set forth below are the right-of-use asset years of depreciation and the interest rates used to discount the lease payments:

	Years of depreciation	Interest rate
Buildings	2-10	1.43%-7.5%

b.	Composition and movement of right-of-use assets:

The following is the composition of right-of-use asset balances as of December 31, 2025:

Buildings
US Dollars in thousands
Cost:
Balance as of January 1, 2025	14,501
Additions during the year	4,883
Additions in respect of acquisition	266
Other changes	263
Balance as of December 31, 2025	19,913

Depreciation and amortization:
Balance as of January 1, 2025	8,209
Depreciation during the year	2,793
Balance as of December 31, 2025	11,002

Right-of-use assets - net	8,911

The following is the composition of right-of-use asset balances as of December 31, 2024:

Buildings
US Dollars in thousands
Cost:
Balance as of January 1, 2024	11,087
Additions during the year	1,653
Additions in respect of acquisition	1,512
Other changes	249
Balance as of December 31, 2024	14,501

Depreciation and amortization:
Balance as of January 1, 2024	5,746
Depreciation during the year	2,463
Balance as of December 31, 2024	8,209

Right-of-use assets - net	6,292

The following is the composition of right-of-use asset balances as of December 31, 2023:

	Buildings	Technological equipment	Total
	US Dollars in thousands
Cost:
Balance as of January 1, 2023	10,947	331	11,278
Additions during the year	338	-	338
Disposals	(455)	(331)	(786)
Other changes	257	-	257
Balance as of December 31, 2023	11,087	-	11,087

Depreciation and amortization:
Balance as of January 1, 2023	3,579	318	3,897
Depreciation during the year	2,167	11	2,178
Disposals	-	(329)	(329)
Balance as of December 31, 2023	5,746	-	5,746

Right-of-use assets - net	5,341	-	5,341

c.   Composition and changes in lease liabilities

The following table summarizes the composition of lease liability balances as of December 31, 2025:

Buildings
US Dollars in thousands
Balance as of January 1, 2025	7,045
Additions during the year	4,883
Additions in respect of acquisition	273
Interest expenses	398
Lease payments	(3,448)
Other changes	725
Balance as of December 31, 2025	9,876

Current maturities of lease liabilities	3,474
Long-term lease liabilities	6,402
Balance as of December 31, 2025	9,876

The following table summarizes the composition of lease liability balances as of December 31, 2024:

Buildings
US Dollars in thousands
Balance as of January 1, 2024	6,294
Additions during the year	1,653
Additions in respect of acquisition	1,519
Interest expenses	342
Lease payments	(2,997)
Other changes	234
Balance as of December 31, 2024	7,045

Current maturities of lease liabilities	2,967
Long-term lease liabilities	4,078
Balance as of December 31, 2024	7,045

The following table summarizes the composition of lease liability balances as of December 31, 2023:

	Buildings	Technological equipment	Total
	US Dollars in thousands
Balance as of January 1, 2023	8,141	9	8,150
Additions during the year	338	-	338
Interest expenses	330	-	330
Lease payments	(2,503)	(9)	(2,512)
Other changes	(12)	-	(12)
Balance as of December 31, 2023	6,294	-	6,294

Current maturities of lease liabilities	2,145	-	2,145
Long-term lease liabilities	4,149	-	4,149
Balance as of December 31, 2023	6,294	-	6,294

d.
The Group incurred expenses in the amounts of $885, $402 and $330 thousand in 2025, 2024 and 2023, respectively, related to short-term leases, which were included in research and development expenses and selling, general and administrative expenses.